Provisions (Schedule Of Provisions) (Details) $ in Millions		12 Months Ended
		Aug. 31, 2018 CAD ($) employee	Aug. 31, 2017 CAD ($)
Disclosure of other provisions [line items]
Other provisions at beginning of period		$ 143	$ 107
Additions		477	173
Accretion		1	1
Reversal		(13)	(2)
Payments		(184)	(136)
Current		245	76
Long-term		179	67
Other provisions at end of period		$ 424	143
Number of employees affected by restructuring | employee		3,300
Provisions for severance and employee related costs		$ 446
Payments made on severence and employee related provision		172
Freedom Mobile Inc. [Member]
Disclosure of other provisions [line items]
Payments made on severence and employee related provision		5
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Other provisions at beginning of period		60	46
Additions		6	13
Accretion		1	1
Long-term		67	60
Other provisions at end of period		67	60
Restructuring [Member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	[1],[2]	7	4
Additions	[1],[2]	446	57
Payments	[1],[2]	(177)	(54)
Current	[1],[2]	166	7
Long-term	[1],[2]	110
Other provisions at end of period	[1],[2]	276	7
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period		76	57
Additions		25	103
Reversal		(13)	(2)
Payments		(7)	(82)
Current		79	69
Long-term		2	7
Other provisions at end of period		$ 81	$ 76

[1]	During 2017, the Company restructured certain operations within the Wireline segment and announced a realignment to integrate certain Consumer/Business operations and Freedom Mobile. A total of $5 has been paid in fiscal 2018. The majority of the remaining costs
[2]	During the second quarter of fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees and in the second half of 2018 additional changes to its organizational structure as part of a total business transformation initiative. In connection with the restructuring, the Company recorded $446 primarily related to severance and employee related costs in respect of the approximate 3,300 affected employees. A total of $172 has been paid in fiscal 2018. The remaining costs are expected to be paid within the next 29 months.